Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Net operating loss carry forward	$ 6,034,026
Increase in valuation allowance	$ 137,203	$ 210,998
Preferential income tax rate	10.00%	10.00%
Income tax rate both foreign and domestic enterprises	25.00%
Operating profit or tax liabilities	$ (231,485)
MM Future assessable profits	0.00%	0.00%
HONG KONG [Member]
Income Taxes (Textual)
Operating profit or tax liabilities
MM Future assessable profits	16.50%	16.50%